SIGNIFICANT COMMITMENTS AND AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT COMMITMENTS AND AGREEMENTS
Schedule of capital expenditures

	Amounts in
	foreign
	currencies	Equivalent in
Currencies	(in millions)	Rupiah
Rupiah	—	10,355
U.S. Dollar	31	448
EUR	1.36	22
HKD	0.02	0
Total		10,825

Schedule of significant agreements

(i)  The Company

Contracting parties	Date of agreement	Significant provisions of the agreement
The Company, Telin, and NEC Corporation	May 12, 2016	Procurement and Installation Agreement of Sistem Komunikasi Kabel Laut (“SKKL”) Indonesia Global Gateway Platform
The Company and PT ZTE Indonesia	December 16, 2019	Procurement and Installation Agreement of Dual Wavelength Division Multiplexing (“DWDM”) and Optical Transport Network (“OTN”) Platform ZTE
The Company and PT Huawei Tech Investment	November 12, 2020	Procurement and Installation Agreement of DWDM and OTN Platform Huawei – OLO MPLS
The Company and PT Industri Telekomunikasi Indonesia	May 19, 2021	Procurement and Installation Agreement of OSP FO Node - B
The Company and PT Lintas Teknologi Indonesia	May 21, 2021	Procurement and Installation Agreement of DWDM Platform Nokia
The Company and PT Datacomm Diangraha	August 4, 2021	Procurement and Installation Agreement of DWDM Expand Metro Ethernet Platform Nokia
The Company and PT Lintas Teknologi Indonesia	October 26, 2021	Procurement and Installation Agreement of DWDM Platform Nokia for OLO, IPBB, TRUNK
The Company and PT Huawei Tech Investment	November 3, 2021	Procurement and Installation Agreement of Expand Metro Ethernet Platform Huawei

(ii)	Telkomsel

Contracting parties	Date of agreement	Significant provisions of the agreement
Telkomsel and PT WT Indonesia	June 7, 2018	Development and Procurement of OSDSS Solution Agreement
Telkomsel, PT Nokia Solutions and Networks Indonesia, and NSN Oy	May 24, 2019	The combined 2G and 3G CS Core Network Rollout Agreement, which amended to CS Core System ROA and TSA
Telkomsel, PT Sigma Solusi Integrasi, Oracle Corporation, and PT Phincon	July 5, 2019	Development and Rollout Agreement ("DRA") and Technical Support of Customer Relationship Management ("CRM") solution System Integrator
Telkomsel, PT Ericsson Indonesia, and Ericsson AB	September 16, 2019	The combined 2G and 3G CS Core Network Rollout Agreement, Which Amanded to CS Core System ROA and TSA
Telkomsel and PT Huawei Tech Investment	October 22, 2019	Technical Support Agreement for the procurement of Gateway GPRS Support Node (“GGSN”) Service Complex
Telkomsel, PT Ericsson Indonesia, PT Huawei Tech Investment, and PT ZTE Indonesia	January 30, 2021	Procurement agreement for Ultimate Radio Network Infrastructure ROA and TSA
Telkomsel, PT NTT Indonesia Solutions, and PT Huawei	March 31, 2021	Agreement for Mobile Network Router Infrastructure
Telkomsel, PT Sempurna Global Pratama, PT Lintas Teknologi Indonesia, and PT Ericsson Indonesia	September 1, 2021	Procurement of Next Generation of GGSN (Virtualized EPC)
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	October 8, 2021	Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development Agreement
Telkomsel and PT Application Solutions	October 8, 2021	Technical Support Agreement to provide technical support services for the OCS and SCP
Telkomsel and PT Lintas Teknologi Indonesia	October 8, 2021	Agreement of BI 2.0 Software License

Schedule of borrowings and other credit facilities

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2022	Rp	309
BNI	500	March 31, 2022	Rp	387
Bank Mandiri	500	December 23, 2023	Rp	314
Total	1,500			1,010

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	1,000	September 25, 2022	Rp	591
BNI	2,100	December 11, 2022	Rp	1,417
Total	3,100			2,008

Schedule of future minimum lease payments/ receivables

	2020	2021
Less than 1 year	2,012	3,095
1-5 years	5,909	6,922
More than 5 years	4,378	4,732

Total	12,299	14,749